INVENTORIES, NET (Details) - USD ($) $ in Thousands	Aug. 31, 2015	Nov. 30, 2014	Nov. 30, 2013
Inventories, Net
Finished goods	$ 9,319	$ 15,478	$ 13,015
Finished goods consigned to others	718	531	554
Work in progress	1,332	3,157	2,776
Raw materials	5,328	6,778	7,000
Inventories, gross	16,697	25,944	23,345
Less reserves for obsolescence and slow moving items	(1,347)	(590)	(594)
Inventories, net	$ 15,350	$ 25,354	$ 22,751